8. INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments Tables
Sale of the Subsidiary - CGPAR
R$ (000)
Consideration paid	99,452
Net assets acquired at book value	(64,063)
Capital distribution	(35,389)

Direct equity interests in subsidiaries, joint ventures, joint operations, associates and other investments

12/31/2017									12/ 31/ 2016
Companies		Number of shares held by		% Direct equity interest	Participation In				% Direct equity interest		Participation In
					Assets	Liabilities	Shareholders' equity	Profit (loss) for period		Assets	Liabilities	Shareholder s' equity	Profit (loss) for period

		CSN in units
		Common	Preferred
Investments under the equity method
Subsidiaries
CSN Islands VII Corp.		20,001,000		100.00	5,242,890	5,421,043	(178,153)	(385,919)	100.00	6,436,140	6,228,374	207,766	167,767
CSN Islands IX Corp.	(1)												(388)
CSN Islands XI Corp.		50,000		100.00	2,514,894	2,557,398	(42,504)	(63,201)	100.00	2,530,563	2,509,866	20,697	(1,295)
CSN Islands XII Corp.		1,540		100.00	2,166,682	3,312,505	(1,145,823)	(126,524)	100.00	2,244,240	3,263,539	(1,019,299)	75,787
CSN Minerals S.L.U.	(2)							331,897	100.00	3,833,669	9,840	3,823,829	(927,265)
CSN Export Europe, S.L.U.	(2)							22,600	100.00	666,362	30,077	636,285	(185,057)
CSN Metals S.L.U.	(2)							23,188	100.00	636,408	20,668	615,740	(175,236)
CSN Americas S.L.U.	(2)							193,652	100.00	1,492,678	4,445	1,488,233	(220,412)
CSN Steel S.L.U.	(2)	2,042,688		100.00	6,905,164	322,963	6,582,201	108,427	100.00	2,537,179	1,585,977	951,202	323,043
Sepetiba Tecon S.A.		254,015,052		99.99	459,647	160,402	299,245	29,768	99.99	441,214	165,172	276,042	22,794
M inérios Nacional S.A.		66,393,587		99.99	105,586	65,290	40,296	(13,600)	99.99	74,738	28,038	46,700	(12,548)
Fair Value - M inérios Nacional							2,123,507					2,123,507
Estanho de Rondônia S.A.		121,861,697		99.99	46,005	41,032	4,973	(6,291)	99.99	32,816	21,552	11,264	(13,061)
Companhia M etalúrgica Prada		313,651,399		99.99	655,748	485,915	169,833	(29,258)	99.99	769,337	620,509	148,828	(45,783)
CSN Mineração S.A.		158,419,480		87.52	14,273,290	5,620,137	8,653,153	767,568	87.52	13,039,767	4,943,090	8,096,677	580,146
CSN Energia S.A.		43,149		99.99	146,130	55,030	91,100	56,987	100.00	109,290	39,654	69,636	26,240
FTL - Ferrovia Transnordestina
Logística S.A.		395,302,149		90.78	419,388	138,888	280,500	(77,384)	90.78	484,218	126,334	357,884	(11,376)
Companhia Florestal do Brasil		41,673,302		99.99	34,910	3,734	31,176	(1,499)	99.99	35,206	5,179.0	30,027	(2,215)
Nordeste Logística		99,999		99.99	80	55	25	(1)	99.99	81	55	26	(74)
CGPAR - Construção Pesada S.A	(3)							723	100.00	40,889	27,558	13,331	5,887
Fair value fixed assets - CGPAR								(3,940)				53,949	(3,940)
					32,970,414	18,184,392	16,909,529	827,193		35,404,795	19,629,927	17,952,324	(396,986)
Jo int-venture and Jo int-o peratio n
Itá Energética S.A.		253,606,846		48.75	265,476	18,104	247,372	10,789	48.75	282,383	27,728	254,655	8,591
M RS Logística S.A.		26,611,282	2,673,312	18.64	1,520,264	857,581	662,683	85,974	18.64	1,411,526	795,903	615,623	77,828
CBSI - Companhia Brasileira de		1,876,146		50.00	16,005	13,654	2,351	1,785	50.00	13,574	11,517	2,057	2,953
Serviços de Infraestrutura
Transnordestina Logística S.A.		24,168,304		46.28	3,806,380	2,604,198	1,202,182	(21,357)	49.02	3,786,556	2,566,315	1,220,241	(52,127)
Fair Value allocated to TLSA in loss of control							271,116					271,116
					5,608,125	3,493,537	2,385,704	77,191		5,494,039	3,401,463	2,363,692	37,245
A sso ciates
Arvedi M etalfer do Brasil		46,994,971		20.00	43,653	23,978	19,675	(4,368)	20.00	53,101	48,258	4,843	1,372
					43,653	23,978	19,675	(4,368)		53,101	48,258	4,843	1,372
C lassified as available fo r sale (no te 12 I)
Usiminas							2,200,459					1,353,664
Panatlântica							21,974					20,604
							2,222,433					1,374,268
Other investments
							(72,473)	1,985				(74,459)	7,583
Others							63,537	(165)				63,541	(19,557)
							(8,936)	1,820				(10,918)	(11,974)
T o tal Investments							21,528,405	901,836				21,684,209	(370,343)

C lassificatio n o f investiments in the balance sheet
Investments in assets							22,894,885					22,703,508
Investments whith short liabilities							(1,366,480)					(1,019,299)
							21,528,405					21,684,209

(1) Company terminated in 2016;
(2) Merger of the companies by the subsidiary CSN Steel S.L.U. in December 2017, according to note 2;

(3) Company sold in July 2017, to the subsidiary CSN Mineração.

Changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments

Changes of investments balances in subsidiaries, joint ventures, joint operations, associates and other investments

		Consolidated
	12/31/2017	12/31/2016
Opening balance of investments	4,568,451	3,998,239

Capital increase/acquisition of shares	20,579	190,651
Dividends (1)	(79,189)	(36,765)
Comprehensive income (2)	850,640	713,442
Equity in results of affiliated companies (4)	147,800	108,031
Amortization of fair value – investment in MRS	(11,746)	(11,746)
Amortization of fair value – investment in CGPAR		(3,940)
Impairment of the Fair Value of Transnordestina (3)		(387,989)
Others	3,460	(1,472)
Closing balance of investments	5,499,995	4,568,451

Total	5,499,995	4,568,451

(1) In 2017 refers to the allocation of dividends from subsidiaries Sepetiba Tecon, MRS Logistica, CSN Energia, Itá Energética, CBSI – Companhia Brasileira de Serviços de Infraestrutura, CSN Minerals, CSN Steel, CSN Metals, CSN Mineração and CSN Americas.

(2) Refers to the mark-to-market of investments classified as available for sale and translation to the reporting currency of the foreign investments (the functional currency of which is not the Brazilian Reais), actuarial gain/loss and gain/loss on net investment hedge from investments measured by equity method.

(3) Refers to impairment of the fair value of Transnordestina Logística S.A, see note 8.d).

(4) The reconciliation of the equity in results of affiliated companies included on investment balance with the amount disclosed in the income statement and it is due to the elimination of the results of the CSN´s transactions with these companies

Equity in results
		Consolidated
	12/31/2017	12/31/2016
Equity in results of affiliated companies
MRS Logística S.A.	171,905	155,617
CBSI - Companhia Brasileira de Serviços de Infraestrutura	1,785	2,953
Transnordestina	(21,357)	(52,127)
Arvedi Metalfer do Brasil	(4,368)	1,372
Others	(165)	216
	147,800	108,031
Eliminations
To cost of sales	(40,823)	(41,556)
To taxes	13,880	14,129
Others
Amortization of fair value - Investments in MRS	(11,746)	(11,746)
Amortization of fair value - Investments in CGPAR		(3,940)
Equity in results	109,111	64,918

Joint ventures and joint operations financial information

The balances of the balance sheets and income statements of joint venture and joint operation are presented as follows and refer to 100% of the companies´ profit/loss:

				12/31/2017				12/31/2016
	Joint-Venture			Joint-Operation	Joint venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	49.02%	48.75%
Balance sheet
Current assets
Cash and cash equivalents	484,978	101	5,763	16,231	345,164	2,925	1,899	17,689
Advances to suppliers	14,911	37		22	7,452	951		99
Other current assets	685,311	28,475	49,494	16,447	406,170	19,603	54,652	16,054
Total current assets	1,185,200	28,613	55,257	32,700	758,786	23,479	56,551	33,842
Non-current assets
Other non-current assets	693,434	974	238,004	27,459	598,577	234	261,292	29,219
Investments, PP&E and intangible assets	6,277,550	2,423	7,927,881	484,406	6,215,442	3,434	7,407,189	516,186
Total non-current assets	6,970,984	3,397	8,165,885	511,865	6,814,019	3,668	7,668,481	545,405
Total Assets	8,156,184	32,010	8,221,142	544,565	7,572,805	27,147	7,725,032	579,247

Current liabilities
Borrowings and financing	668,947	1,411	52,691		653,491		76,441
Other current liabilities	1,272,365	25,898	113,739	33,666	740,319	23,034	134,747	53,858
Total current liabilities	1,941,312	27,309	166,430	33,666	1,393,810	23,034	211,188	53,858
Non-current liabilities
Borrowings and financing	2,084,422		5,457,768		2,176,357		5,024,404
Other non-current liabilities	575,170	-	434	3,471	699,830	-	-	3,020
Total non-current liabilities	2,659,592	-	5,458,202	3,471	2,876,187	-	5,024,404	3,020
Shareholders’ equity	3,555,280	4,701	2,596,510	507,428	3,302,808	4,113	2,489,440	522,369
Total liabilities and shareholders’ equity	8,156,184	32,010	8,221,142	544,565	7,572,805	27,147	7,725,032	579,247

				01/01/2017 to 12/31/2017				01/01/2016 to 12/31/2016
	Joint-Venture			Joint-Operation	Joint venture			Joint-Operation
Equity interest (%)	MRS Logística	CBSI	Transnordestina Logística	Itá Energética	MRS Logística	CBSI	Transnordestina Logística	Itá Energética
	34.94%	50.00%	46.30%	48.75%	34.94%	50.00%	49.02%	48.75%
Statements of Income
Net revenue	3,492,805	135,399		168,194	3,279,420	122,870		172,263
Cost of sales and services	(2,307,108)	(120,647)		(76,810)	(2,208,786)	(105,692)		(91,568)
Gross profit	1,185,697	14,752	-	91,384	1,070,634	17,178	-	80,695
Operating (expenses) income	(283,151)	(8,340)	(32,245)	(58,465)	(160,187)	(8,367)	(97,596)	(54,616)
Finance income (costs), net	(187,295)	(1,004)	(13,938)	317	(249,300)	(1,676)	(6,032)	397
Income before income tax and social contribution	715,251	5,408	(46,183)	33,236	661,147	7,135	(103,628)	26,476
Current and deferred income tax and social contribution	(254,001)	(1,838)		(11,105)	(243,602)	(1,229)		(8,854)
(Loss) profit for the year, net	461,250	3,570	(46,183)	22,131	417,545	5,906	(103,628)	17,622

Assumptions for impairment test

Measurement of recoverable value:

Cash Flow Projection	Until 2057
Gross Margin	Based on market studies to capture operations costs and loads, according studied of market trends.
Estimated Costs	Costs based on studies and market trends.
Growth rate in perpetuity	Growth rate was not considered due to the projection model until the end of the concession.
Discount rate	Between 5.1% to 6.25% in real terms.